Employee Benefit Plans - Allocation Percentage (Details)	Dec. 31, 2022	Dec. 31, 2021
Equities
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, actual allocation, percentage	34.11%	35.13%
Bonds
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, actual allocation, percentage	28.89%	30.89%
Collateralized Mortgage-Backed Securities
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, actual allocation, percentage	3.86%	3.83%
Liquidity
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, actual allocation, percentage	2.41%	2.90%
Real estate
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, actual allocation, percentage	27.17%	24.37%
Alternative investments
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, actual allocation, percentage	3.40%	2.88%
Infrastructure
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Defined benefit plan, plan assets, actual allocation, percentage	0.16%	0.00%